Share-Based Compensation (Summary of Stock Option Activity) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Aug. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Outstanding, beginning balance		15,153,023	7,515,838	4,429,040
Granted	5,903,533	4,472,745	8,892,833	3,599,400
Forfeited		(1,311,296)	(1,255,648)	(512,602)
Expired		(113,421)
Exercised		(1,626,197)
Outstanding, ending balance		16,574,854	15,153,023	7,515,838	4,429,040
Expected to vest						6,088,886
Exercisable						9,670,638
Weighted Average Exercise Price
Outstanding, beginning balance		¥ 3.5	¥ 0.1	¥ 0.1	¥ 0.1	¥ 3.5	¥ 0.1	¥ 0.1	¥ 0.1
Granted	¥ 0.1
Outstanding, ending balance		¥ 3.5	¥ 0.1	¥ 0.1	¥ 0.1
Expected to vest						8.4
Exercisable						¥ 0.1
Weighted Average Remaining Contractual Term
Outstanding		8 years 7 days	8 years 7 months 6 days	8 years 1 month 6 days	8 years 11 days
Expected to vest		8 years 9 months
Exercisable		7 years 6 months 11 days
Outstanding, aggregate intrinsic value
Expected to vest, aggregate intrinsic value
Exercisable, aggregate intrinsic value						¥ 163,806